Income Taxes	12 Months Ended
Dec. 31, 2025
Income Taxes [Abstract]
Income Taxes

Note 13 — Income Taxes

The following table presents the principal reasons for the difference between the effective tax rate and the federal statutory income tax rate (in thousands):

	Year Ended December 31, 2025
Pretax income (loss)	21.00%	$(6,588)
State tax, net of federal benefit
California	4.49	(1,409)
Permanent differences
Stock-based compensation	(0.60)	187
Transaction costs	(9.70)	3,041
Unrealized gain on warranty liability	0.60	(188)
Other permanent differences	(0.02)	5
Prior year true-up on deferred taxes	2.21	(694)
Tax credits
Research and development tax credits	(0.37)	117
Change of valuation allowance	(17.61)	5,529
Other	—	—
Effective income tax rate	—%	$—

The reconciliation of the U.S. statutory income tax rate to our effective tax rate for Income from continuing operations, prior to the adoption of ASU 2023-09 and as previously disclosed, follows:

	Year Ended December 31, 2024
Pretax income/(Loss)	21.00%	$(1,941)
State Tax, net of federal benefit	14.57	(1,347)
Permanent difference	(0.06)	6
PY true-up on deferred taxes	0.32	(30)
Change of Valuation Allowance	(35.83)	3,312
Other	—	—
Effective Income Tax Rate	—%	$—

The components of the provision for income taxes are as follows (in thousands):

	Year Ended December 31,
	2025	2024
Current:
Federal	$—	$—
State	—	—
	—	—
Deferred:
Federal	(3,745)	(1,607)
State and local	(1,784)	(1,705)
	(5,529)	(3,312)
Less: Change in valuation allowance	5,529	3,312
Income tax provision	$—	$—

Significant components of the Company’s deferred tax assets as of December 31, 2025 and 2024 were as follows (in thousands):

	Year Ended December 31,
	2025	2024
Deferred tax assets:
Accrued expenses and other	$402	$70
Book over tax depreciation	7	7
Stock-based compensation	52	52
Convertible notes	(201)	93
Capitalized R&D and trademarks	138	1,527
Unrealized gain/loss oncrypto assets	155	—
Net operating loss carryforward	38,143	32,195
R&D credit carryforward	3,393	3,511
Capitalized start-up costs	895	—
Other	—	—
	42,984	37,455
Less: Valuation allowance	(42,984)	(37,455)
Total deferred tax assets:	$—	$—

No income tax expense was recorded during the years ended December 31, 2025 and 2024.

As of December 31, 2025, the Company has Federal and state net operating losses of approximately $137.8 million and $132.5 million, respectively. The federal and state net operating loss carryforwards begin to expire in 2029. Federal net operating losses generated in tax years 2018 or thereafter have an indefinite carryforward period. The amount of Federal net operating loss that does not expire is $114.6 million.

As of December 31, 2025, the Company has federal and state tax credit carryforwards of approximately $2.1 million and $1.8 million, respectively. The federal tax credit carryforwards begin to expire in 2032. The state tax credit carryforwards carryforward indefinitely.

Management believes that, based upon a number of factors, which include the Company’s historical operating performance and accumulated deficit, it is more likely than not that the deferred tax assets will not be utilized. Therefore, the Company has recorded a full valuation allowance against its deferred tax assets.

Internal Revenue Code (IRC) section 382 limits the use of net operating loss and tax credit carryforwards in certain situations where changes occur in stock ownership of a company. The annual limitation may result in the expiration of the Company’s net operating loss and tax credit carryforwards prior to utilization. The Company has not completed an IRC section 382 study as of December 31, 2025.

No liability related to uncertain tax positions is recorded in the consolidated financial statements.

The Company accrues for interest and penalties as part of income tax expense. As of December 31, 2025 and 2024, the Company has not accrued interest and/or penalties.

The Company files tax returns in the U.S. Federal, California and various states. Due to the Company’s net operating losses, its Federal and state income tax returns remain subject to examination since inception. As of December 31, 2025, there are no ongoing tax examinations.

On March 27, 2020, Congress passed the Coronavirus Aid, Relief, and Economic Security Act (“CARES Act”). The act contains many tax incentives intended to assist companies and individuals during the COVID-19 outbreak. The Company received Paycheck Protection Program Loans during the years ended December 31, 2021 and December 31, 2020 of $1.3 million and $1.2 million, respectively. The Company had $1.4 million and $1.4 million of Paycheck Protection Program loans outstanding, inclusive of accrued interest, as of December 31, 2025 and 2024 respectively. The principal balance of the outstanding PPP Loan was $1.3 million as of December 31, 2025 and 2024.

The Consolidated Appropriations Act, 2021, which was enacted on December 27, 2020, has expanded, extended, and clarified selected CARES Act provisions, specifically on Paycheck Protection Program loans and Employee Retention Tax Credits, 100% deductibility of business meals as well as other tax extenders. The Consolidated Appropriations Act did not have a material impact on the Company’s tax provision for the years ended December 31, 2025 or 2024.

On August 16, 2022, the Inflation Reduction Act of 2022 (“IRA”) was signed into federal law. IRA, among other things, imposes a nondeductible 1% excise tax after December 31, 2022 on the fair market value of certain stock that is “repurchased” by a publicly traded U.S. corporation or acquired by certain of its subsidiaries. The taxable amount is reduced by the fair market value of certain issuances of stock throughout the year. The Company does not expect this tax law change to have a material impact on its consolidated financial position; however, it will continue to evaluate its impact as further information becomes available. If average annual adjusted financial statement income exceeds $1 billion over a 3-taxable-year period, IRA also imposes a 15% corporate alternative minimum tax on adjusted financial statement income for taxable years beginning after December 31, 2022. Registrant does not expect to incur this tax in the foreseeable future.

On July 4, 2025, the One Big Beautiful Bill Act (the “Act”) was signed into federal law. Among other things, the Act extends or makes permanent several of the tax law changes enacted as part of the Tax Cuts and Jobs Act of 2017. The Act leaves the U.S. corporate tax rate unchanged at 21%. The Company continues to evaluate the provisions of the new tax law and the potential impact, on its financial statements as the U.S. Treasury and the IRS issue further guidance. Registrant does not expect the Act to have a material impact on its financial position, results of operations and/or cash flows.